Share-based Payments (Details) - Schedule of options over unissued shares occurred - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
2021 No. [Member]
Share-based Payments (Details) - Schedule of options over unissued shares occurred [Line Items]
Outstanding at 1 July	4,873,333
Granted during the year	840,000
Exercised during the year	(2,408,333)
Forfeited/cancelled during the year	(65,000)
Outstanding at 30 June	3,240,000	4,873,333
Exercisable at 30 June	3,240,000
2021 WAEP [Member]
Share-based Payments (Details) - Schedule of options over unissued shares occurred [Line Items]
Outstanding at 1 July	$ 1.041
Granted during the year	1.433
Exercised during the year	0.316
Forfeited/cancelled during the year	0.6
Outstanding at 30 June	1.131	$ 1.041
Exercisable at 30 June	$ 1.131
2020 No [Member]
Share-based Payments (Details) - Schedule of options over unissued shares occurred [Line Items]
Outstanding at 1 July	4,873,333	11,450,000
Granted during the year		1,000,000
Exercised during the year		(7,476,667)
Forfeited/cancelled during the year		(100,000)
Outstanding at 30 June		4,873,333
Exercisable at 30 June		4,873,333
2020 WAEP [Member]
Share-based Payments (Details) - Schedule of options over unissued shares occurred [Line Items]
Outstanding at 1 July	$ 1.041	$ 0.366
Granted during the year		1.2
Exercised during the year		0.471
Forfeited/cancelled during the year		0.5
Outstanding at 30 June		1.041
Exercisable at 30 June		$ 1.041